UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5582
                                                      --------

                            Oppenheimer Cash Reserves
                            -------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 01/31/2008
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.

JANUARY 31, 2008

--------------------------------------------------------------------------------

                                                              Management
      Oppenheimer                                            Commentaries
      Cash Reserves                                              and
                                                              Semiannual
                                                                Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

            An Interview with Your Fund's Managers

      SEMIANNUAL REPORT                                 [GRAPHIC]

            Listing of Investments

            Financial Statements

      "THE FUND PRODUCED A STABLE SHARE PRICE AND A COMPETITIVE YIELD DURING A MARKET ENVIRONMENT THAT WAS CHARACTERIZED BY SLOWING U.S. ECONOMIC GROWTH AND HEIGHTENED MARKET VOLATILITY STEMMING FROM THE DETERIORATION IN THE U.S. HOUSING AND CREDIT MARKETS."

                                                  [LOGO] OPPENHEIMERFUNDS(R)
                                                         The Right Way to Invest

NOTES
--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S INVESTMENT STRATEGY, ALLOCATIONS, AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


                          8 | OPPENHEIMER CASH RESERVES

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the


                          9 | OPPENHEIMER CASH RESERVES

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

"hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                              BEGINNING       ENDING            EXPENSES
                              ACCOUNT         ACCOUNT           PAID DURING
                              VALUE           VALUE             6 MONTHS ENDED
ACTUAL                        AUGUST 1, 2007  JANUARY 31, 2008  JANUARY 31, 2008
--------------------------------------------------------------------------------
Class A                       $1,000.00       $1,022.60         $ 4.50
--------------------------------------------------------------------------------
Class B                        1,000.00        1,021.20           5.82
--------------------------------------------------------------------------------
Class C                        1,000.00        1,021.10           5.93
--------------------------------------------------------------------------------
Class N                        1,000.00        1,021.00           6.03

HYPOTHETICAL
(5% return before expenses)
--------------------------------------------------------------------------------
Class A                        1,000.00        1,020.77           4.49
--------------------------------------------------------------------------------
Class B                        1,000.00        1,019.46           5.82
--------------------------------------------------------------------------------
Class C                        1,000.00        1,019.36           5.92
--------------------------------------------------------------------------------
Class N                        1,000.00        1,019.26           6.02

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, based on the 6-month period ended January 31, 2008 are as follows:

CLASS            EXPENSE RATIOS
-------------------------------
Class A               0.88%
-------------------------------
Class B               1.14
-------------------------------
Class C               1.16
-------------------------------
Class N               1.18

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager and Distributor that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                         10 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  January 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--17.3%
--------------------------------------------------------------------------------
Barclays Bank plc,
New York:
4.38%, 4/8/08                                    $  12,000,000   $   12,000,000
4.87%, 4/24/08                                       4,000,000        4,000,000
--------------------------------------------------------------------------------
BNP Paribas,
New York:
5%, 3/13/08                                          5,000,000        5,000,000
4.56%, 4/2/08                                       13,000,000       13,000,000
5.10%, 3/6/08                                       10,000,000       10,000,000
--------------------------------------------------------------------------------
Citibank NA,
5.15%, 2/29/08                                      12,000,000       12,000,000
--------------------------------------------------------------------------------
Deutsche Bank,
New York, 3.80%,
4/17/08                                              5,000,000        5,000,000
--------------------------------------------------------------------------------
Fortis SA/NV,
New York, 3.20%,
4/25/08                                             12,000,000       12,000,000
--------------------------------------------------------------------------------
Governor & Co.
of the Bank of
Ireland, Stamford,
CT, 3.84%, 4/18/08                                  15,000,000       15,000,000
--------------------------------------------------------------------------------
HSBC Bank USA,
NA:
4.23%, 4/10/08                                       2,000,000        2,000,114
4.85%, 2/13/08                                      10,000,000       10,000,000
--------------------------------------------------------------------------------
JPMorgan
Chase Bank,
NA, 3.25%, 4/23/08                                   5,750,000        5,750,000
--------------------------------------------------------------------------------
Lloyds TSB Bank
plc, New York:
4.79%, 2/14/08                                      17,000,000       17,000,000
5.45%, 3/10/08                                      15,000,000       15,000,000
--------------------------------------------------------------------------------
Rabobank Nederland
NV, New York,
5%, 2/27/08                                          7,000,000        7,000,761
--------------------------------------------------------------------------------
Royal Bank of Canada,
New York, 4.81%,
2/8/08                                              10,000,000       10,000,000
--------------------------------------------------------------------------------
Royal Bank of
Scotland,
New York, 5.44%,
3/13/08                                              4,000,000        4,000,000
--------------------------------------------------------------------------------
Skandinaviska
Enskilda Banken,
New York:
3.885%, 4/15/08                                     15,000,000       15,000,000

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT Continued
--------------------------------------------------------------------------------
Skandinaviska
Enskilda Banken,
New York: Continued
5.155%, 2/29/08                                  $   6,000,000   $    6,000,023
--------------------------------------------------------------------------------
Toronto Dominion
Bank, New York:
4.60%, 4/3/08                                        6,500,000        6,500,000
4.87%, 2/27/08                                       5,000,000        5,000,000
--------------------------------------------------------------------------------
UBS AG,
Stamford, CT:
4.17%, 4/9/08                                       17,500,000       17,500,000
5%, 3/6/08                                           2,500,000        2,500,000
5.48%, 3/7/08                                        2,000,000        2,000,000
5.55%, 2/1/08                                        3,300,000        3,300,000
                                                                 ---------------
Total Certificates of Deposit
(Cost $216,550,898)                                                 216,550,898

--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--22.7%
--------------------------------------------------------------------------------
Barclays US
Funding LLC:
4.77%, 2/26/08                                       2,500,000        2,491,719
5.31%, 3/10/08                                      11,000,000       10,938,345
--------------------------------------------------------------------------------
Danske Corp.:
4.82%, 2/4/08 1                                      5,000,000        4,997,992
5.38%, 3/6/08 1                                     25,000,000       24,872,972
--------------------------------------------------------------------------------
DnB NOR Bank ASA:
3.35%, 4/8/08                                        3,500,000        3,478,178
3.86%, 5/13/08                                      10,000,000        9,890,633
4.54%, 4/4/08                                        3,500,000        3,472,193
4.90%, 3/14/08 1                                    13,350,000       13,273,683
4.94%, 2/20/08                                       5,000,000        4,986,964
--------------------------------------------------------------------------------
Governor & Co. of
the Bank of Ireland,
4.94%, 2/19/08 1                                    15,000,000       14,962,950
--------------------------------------------------------------------------------
HSBC USA, Inc.,
4.74%, 2/29/08                                      15,000,000       14,937,408
--------------------------------------------------------------------------------
Nordea North
America, Inc.,
3.01%, 4/25/08                                       7,300,000        7,248,730
--------------------------------------------------------------------------------
Rabobank USA
Financial Corp.:
3.05%, 3/4/08                                       20,000,000       19,945,778
3.47%, 2/1/08                                        9,000,000        9,000,000


                         11 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
Royal Bank of
Scotland plc,
3.944%, 7/21/08 2,3                              $  10,000,000   $   10,003,643
--------------------------------------------------------------------------------
Scotiabanc, Inc.,
4.05%, 4/11/08 1                                    32,000,000       31,735,206
--------------------------------------------------------------------------------
Skandinaviska Enskilda
Banken, New York,
5.15%, 2/1/08 1                                     10,600,000       10,600,000
--------------------------------------------------------------------------------
Societe Generale
North America, Inc.:
3.765%, 4/23/08                                      3,000,000        2,974,273
3.87%, 4/17/08                                      15,000,000       14,877,450
4.57%, 4/3/08                                        5,100,000        5,059,860
4.77%, 2/4/08                                        5,000,000        4,998,021
--------------------------------------------------------------------------------
Stadshypotek Delaware, Inc.:
4.40%, 4/9/08 1                                     20,000,000       19,833,778
5.015%, 2/28/08 1                                    5,000,000        4,981,194
--------------------------------------------------------------------------------
Swedbank Mortgage AB:
5%, 2/22/08                                          8,000,000        7,976,667
5%, 2/25/08                                          8,000,000        7,973,333
5%, 3/14/08                                         15,000,000       14,912,500
--------------------------------------------------------------------------------
UBS Finance
(Delaware) LLC,
5.32%, 3/13/08                                       2,800,000        2,783,035
                                                                 ---------------
Total Direct Bank Obligations
(Cost $283,206,505)                                                 283,206,505

--------------------------------------------------------------------------------
LETTERS OF CREDIT--0.8%
--------------------------------------------------------------------------------
Fortis Bank SA/NV, guaranteeing commercial
paper of ICICI Bank Ltd.,
3.55%, 2/1/08
(Cost $10,000,000)                                  10,000,000       10,000,000

--------------------------------------------------------------------------------
SHORT-TERM NOTES--56.5%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--24.0%
Amsterdam Funding
Corp.,
3.05%, 4/2/08 1                                     10,000,000        9,948,319
--------------------------------------------------------------------------------
Fairway Finance Corp.,
4.05%, 3/5/08 1                                     17,000,000       16,911,954
--------------------------------------------------------------------------------
Falcon Asset
Securitization Co.
LLC, 3.25%, 4/22/08                                  7,000,000        6,948,813

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
FCAR Owner Trust I:
3.55%, 2/21/08                                   $   7,000,000   $    6,986,194
6%, 3/5/08                                          17,000,000       16,906,500
--------------------------------------------------------------------------------
Gemini Securitization
Corp.:
3.20%, 4/23/08 1                                    15,000,000       14,890,667
5.10%, 2/13/08 1                                     8,000,000        7,986,400
--------------------------------------------------------------------------------
Gotham Funding
Corp.:
3.33%, 3/4/08 1                                      9,100,000        9,072,704
5.55%, 2/21/08 1                                    10,000,000        9,969,167
--------------------------------------------------------------------------------
GOVCO, Inc., 5%,
3/17/08 1                                           10,000,000        9,937,500
--------------------------------------------------------------------------------
Legacy Capital LLC,
3.50%, 4/7/08                                       20,000,000       19,871,667
--------------------------------------------------------------------------------
Lexington Parker
Capital Co. LLC:
3.60%, 2/20/08 1                                    17,000,000       16,967,700
4%, 4/25/08 1                                       12,000,000       11,888,000
5.15%, 2/6/08 1                                      8,000,000        7,994,278
--------------------------------------------------------------------------------
Mont Blanc Capital
Corp., 5.10%, 2/14/08 1                              3,000,000        2,994,475
--------------------------------------------------------------------------------
New Center
Asset Trust:
3.55%, 3/27/08                                      20,000,000       19,891,528
4.15%, 3/12/08                                       5,000,000        4,976,944
4.60%, 2/28/08                                       3,000,000        2,989,650
--------------------------------------------------------------------------------
Old Line Funding
Corp.:
5.30%, 2/19/08 1                                     5,000,000        4,986,750
5.45%, 3/6/08 1                                     10,000,000        9,948,528
--------------------------------------------------------------------------------
Ranger Funding
Co. LLC:
3.23%, 4/16/08 2                                    20,000,000       19,865,417
3.45%, 4/11/08 2                                     9,000,000        8,939,625
--------------------------------------------------------------------------------
Victory Receivables
Corp.:
3.90%, 4/4/08 1                                      3,200,000        3,178,160
4.31%, 4/10/08 1                                    15,000,000       14,876,088
5.60%, 2/4/08 1                                      5,000,000        4,997,667
--------------------------------------------------------------------------------
Windmill Funding
Corp.:
3.05%, 4/2/08 1                                      4,000,000        3,979,328
4.22%, 4/4/08 1                                      6,500,000        6,451,998
4.33%, 2/28/08 1                                     5,000,000        4,983,763
4.33%, 3/7/08 1                                      8,000,000        7,966,322


                         12 | OPPENHEIMER CASH RESERVES

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
Windmill Funding
Corp.: Continued
4.45%, 4/8/08 1                                  $  13,000,000   $   12,892,335
                                                                 ---------------
                                                                    300,198,441
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.4%
S & S Firestone, Inc.,
3.61%, 2/1/08 3                                      5,440,000        5,440,000
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.3%
Banc of America
Securities LLC,
3.32%, 2/1/08 3                                     15,000,000       15,000,000
--------------------------------------------------------------------------------
BNP Paribas Finance,
Inc., 4.145%, 4/9/08                                 6,000,000        5,953,023
--------------------------------------------------------------------------------
Citigroup Funding,
Inc., 4.879%, 8/13/08 3                              8,000,000        8,000,000
--------------------------------------------------------------------------------
Lehman Brothers, Inc.,
3.388%, 2/1/08 3                                    12,000,000       12,000,000
                                                                 ---------------
                                                                     40,953,023
--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.4%
JP Morgan Chase &
Co., 3.05%, 4/24/08                                 17,500,000       17,376,941
--------------------------------------------------------------------------------
COMMERCIAL FINANCE--1.4%
Caterpillar Financial
Services Corp.,
Series F, 5.16%,
11/26/08 3                                           5,000,000        5,000,000
--------------------------------------------------------------------------------
Madison Hotel
Investors I LLC,
Series 2005A,
3.26%, 2/1/08 3                                      7,470,000        7,470,000
--------------------------------------------------------------------------------
Nick & Nat
Properties LLC,
Series 2005, 3.40%,
3/1/08 3                                             4,717,000        4,717,000
                                                                 ---------------
                                                                     17,187,000
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.1%
Warren Cnty., KY Industrial Building
Revenue Bonds, Pan-Ostan
Co. Project,
Series 2006,
3.36%, 2/1/08 3                                      1,000,000        1,000,000
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
Nugent Sand Co.,
Series 2007,
3.69%, 2/1/08 3                                         60,000           60,000

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
American Express
Credit Corp.,
4.62%, 2/14/08                                   $   5,000,000   $    4,991,658
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.1%
General Electric
Capital Corp.,
3.88%, 5/12/08                                       5,600,000        5,539,041
--------------------------------------------------------------------------------
General Electric
Capital Services,
3.20%, 7/21/08                                       8,000,000        7,878,400
--------------------------------------------------------------------------------
General Electric Co.,
3.80%, 3/20/08                                      12,500,000       12,436,667
                                                                 ---------------
                                                                     25,854,108
--------------------------------------------------------------------------------
FOOD PRODUCTS--2.4%
Nestle Capital Corp.:
3.84%, 5/9/08 1                                     25,000,000       24,738,667
5.22%, 3/7/08 1                                      5,000,000        4,974,625
                                                                 ---------------
                                                                     29,713,292
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
Premier Senior
Living LLC,
Series 2007, 3.30%,
2/1/08 3                                             2,700,000        2,700,000
--------------------------------------------------------------------------------
Ross Sinclaire Real
Estate Trust,
3.36%, 2/1/08 3                                      2,500,000        2,500,000
--------------------------------------------------------------------------------
Sawmill Creek Lodge
Co. Ltd.,
Series 2006,
3.40%, 2/1/08 3                                      7,400,000        7,400,000
                                                                 ---------------
                                                                     12,600,000
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.2%
Columbus, GA Development Authority
Bonds, ECLA Family Partnership
LLP Project,
Series 2004,
3.31%, 2/1/08 3                                      2,890,000        2,890,000
--------------------------------------------------------------------------------
INSURANCE--5.8%
ING America Insurance
Holdings, Inc.:
5%, 3/13/08                                         20,000,000       19,886,111
5%, 3/19/08                                          6,400,000        6,358,222


                         13 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
INSURANCE Continued
Jackson National Life
Global Funding,
Series 2004-6, 4.326%,
2/15/08 3,4                                      $   5,000,000  $     5,000,000
--------------------------------------------------------------------------------
Jackson National Life
Global Funding,
Series 2008-1, 4.205%,
5/12/08 3,4                                         15,000,000       15,000,000
--------------------------------------------------------------------------------
Metropolitan Life
Global Funding I,
Series 2003-5,
4.336%, 9/12/08 3,4                                  8,600,000        8,600,000
--------------------------------------------------------------------------------
United of Omaha
Life Insurance Co.,
4.831%, 12/29/08 3,4                                18,000,000       18,000,000
                                                                 ---------------
                                                                     72,844,333
--------------------------------------------------------------------------------
LEASING & FACTORING--5.8%
American Honda Finance Corp.:
4.523%, 2/13/08 2,3                                 10,000,000       10,000,569
4.865%, 8/6/08 2,3                                   3,500,000        3,500,000
5.049%, 11/20/08 2,3                                15,000,000       15,000,000
5.246%, 12/10/08 2,3                                 4,000,000        4,000,000
--------------------------------------------------------------------------------
Luken Woodlawn LLC,
Series 1998,
3.40%, 2/1/08 3                                      2,610,000        2,610,000
--------------------------------------------------------------------------------
MMJK Properties
LLC, 3.67%, 2/1/08 3                                 3,800,000        3,800,000
--------------------------------------------------------------------------------
Toyota Motor
Credit Corp.:
3.75%, 5/16/08                                      25,000,000       24,726,563
4.961%, 9/15/08 3                                    9,000,000        9,000,000
                                                                 ---------------
                                                                     72,637,132
--------------------------------------------------------------------------------
MULTILINE RETAIL--0.5%
CAS Realty, Inc.,
Series 2004,
3.41%, 2/1/08 3                                      6,185,000        6,185,000
--------------------------------------------------------------------------------
MUNICIPAL--0.4%
1800 Indian Wood
Ltd., Series 2005,
3.40%, 2/1/08 3                                      4,455,000        4,455,000

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--0.2%
BP Capital Markets plc,
4.45%, 2/4/08                                    $   3,000,000   $    2,998,888
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--2.7%
Reckitt Benckiser
Treasury Services plc:
3.30%, 4/22/08 1                                     3,500,000        3,474,013
3.50%, 3/17/08 1                                    24,000,000       23,895,000
3.93%, 4/11/08 1                                     7,000,000        6,946,508
                                                                 ---------------
                                                                     34,315,521
--------------------------------------------------------------------------------
REAL ESTATE--0.3%
Cain Capital
Investments LLC,
Series 2006, 3.38%,
2/1/08 3                                             3,525,000        3,525,000
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--4.1%
K2 (USA) LLC, 4.97%,
2/25/08                                             16,000,000       15,946,987
--------------------------------------------------------------------------------
LINKS Finance LLC:
4.845%, 8/6/08 3,4                                  11,000,000       10,998,879
4.849%, 8/15/08 3,4                                 10,000,000        9,998,397
--------------------------------------------------------------------------------
Parkland (USA)
LLC, 4.035%, 7/16/08 3,4                            13,000,000       12,999,412
--------------------------------------------------------------------------------
Ticonderoga Funding
LLC, 5.25%, 2/19/08                                  1,500,000        1,496,056
                                                                 ---------------
                                                                     51,439,731
                                                                 ---------------
Total Short-Term Notes
(Cost $706,665,068)                                                 706,665,068

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--0.3%
--------------------------------------------------------------------------------
Federal Home Loan Bank,
4.625%, 12/4/08
(Cost $4,000,000)                                    4,000,000        4,000,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $1,220,422,471)                                     97.6%   1,220,422,471
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                         2.4       30,060,827
                                                 -------------------------------
NET ASSETS                                               100.0%  $1,250,483,298
                                                 ===============================


                         14 | OPPENHEIMER CASH RESERVES

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $382,108,691, or 30.56% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $71,309,254 or 5.70% of the Fund's net assets as of January 31, 2008.

3. Represents the current interest rate for a variable or increasing rate security.

4. Illiquid security. The aggregate value of illiquid securities as of January 31, 2008 was $80,596,688, which represents 6.45% of the Fund's net assets. See
Note 4 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         15 | OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

January 31, 2008
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $1,220,422,471)--see
accompanying statement of investments                           $ 1,220,422,471
--------------------------------------------------------------------------------
Cash                                                                  1,452,000
--------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                   37,493,101
Interest                                                              2,788,705
Other                                                                   118,192
                                                                ----------------
Total assets                                                      1,262,274,469

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                9,812,271
Dividends                                                             1,204,690
Due to custodian                                                        400,981
Transfer and shareholder servicing agent fees                           189,232
Distribution and service plan fees                                      135,796
Shareholder communications                                               26,542
Trustees' compensation                                                    4,002
Other                                                                    17,657
                                                                ----------------
Total liabilities                                                    11,791,171

--------------------------------------------------------------------------------
NET ASSETS                                                      $ 1,250,483,298
                                                                ================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                      $     1,250,436
--------------------------------------------------------------------------------
Additional paid-in capital                                        1,249,220,593
--------------------------------------------------------------------------------
Accumulated net investment income                                        12,597
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                               (328)
                                                                ----------------
NET ASSETS                                                      $ 1,250,483,298
                                                                ================


                         16 | OPPENHEIMER CASH RESERVES

------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $537,984,158
and 537,991,854 shares of beneficial interest outstanding)                                 $1.00
------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $148,814,774 and 148,770,279 shares
of beneficial interest outstanding)                                                        $1.00
------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $301,788,021 and 301,776,758 shares
of beneficial interest outstanding)                                                        $1.00
------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $261,896,345 and 261,897,347 shares
of beneficial interest outstanding)                                                        $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  17 | OPPENHEIMER CASH RESERVES

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

 For the Six Months Ended January 31, 2008
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 28,974,902
--------------------------------------------------------------------------------
Other income                                                             47,377
                                                                   -------------
Total investment income                                              29,022,279

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       2,497,732
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 479,796
Class B                                                                 443,405
Class C                                                                 881,526
Class N                                                                 613,611
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 650,924
Class B                                                                 129,261
Class C                                                                 282,975
Class N                                                                 326,428
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  16,007
Class B                                                                   2,720
Class C                                                                   2,653
Class N                                                                     901
--------------------------------------------------------------------------------
Trustees' compensation                                                    5,089
--------------------------------------------------------------------------------
Custodian fees and expenses                                               2,857
--------------------------------------------------------------------------------
Administration service fees                                                 750
--------------------------------------------------------------------------------
Other                                                                    94,599
                                                                   -------------
Total expenses                                                        6,431,234
Less reduction to custodian expenses                                       (306)
Less waivers and reimbursements of expenses                            (756,526)
                                                                   -------------
Net expenses                                                          5,674,402

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                23,347,877

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 23,347,877
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  18 | OPPENHEIMER CASH RESERVES

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              SIX MONTHS              YEAR
                                                                                   ENDED             ENDED
                                                                        JANUARY 31, 2008          JULY 31,
                                                                             (UNAUDITED)              2007
-----------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------
Net investment income                                                   $     23,347,877   $    40,058,695
-----------------------------------------------------------------------------------------------------------
Net realized loss                                                                     --              (328)
                                                                        -----------------------------------
Net increase in net assets resulting from operations                          23,347,877        40,058,367

-----------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                      (10,937,325)      (19,249,071)
Class B                                                                       (2,465,916)       (4,707,545)
Class C                                                                       (4,884,306)       (6,271,095)
Class N                                                                       (5,060,330)       (9,830,986)
                                                                        -----------------------------------
                                                                             (23,347,877)      (40,058,697)
-----------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                               --            (4,116)
Class B                                                                               --            (1,033)
Class C                                                                               --            (1,348)
Class N                                                                               --            (2,095)
                                                                        -----------------------------------
                                                                                      --            (8,592)

-----------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                       97,291,111        (4,873,110)
Class B                                                                       43,773,264       (44,528,421)
Class C                                                                      107,229,878        25,453,519
Class N                                                                        8,265,603        18,823,566
                                                                        -----------------------------------
                                                                             256,559,856        (5,124,446)

-----------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                    256,559,856        (5,133,368)
-----------------------------------------------------------------------------------------------------------
Beginning of period                                                          993,923,442       999,056,810
                                                                        -----------------------------------

End of period (including accumulated net investment income of $12,597
and $12,597, respectively)                                              $  1,250,483,298   $   993,923,442
                                                                        ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  19 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 SIX MONTHS
                                                      ENDED
                                           JANUARY 31, 2008                                             YEAR ENDED JULY 31,
CLASS A                                         (UNAUDITED)         2007         2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    1.00    $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                   .02 1        .04 1        .03 1        .01 1         -- 2        .01
Net realized gain (loss)                                 --           -- 2         --           --           -- 2         -- 2
                                                  ----------------------------------------------------------------------------
Total from investment operations                        .02          .04          .03          .01           -- 2        .01
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.02)        (.04)        (.03)        (.01)          -- 2       (.01)
Distributions from net realized gain                     --           -- 2         --           --           --           -- 2
                                                  ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.02)        (.04)        (.03)        (.01)          -- 2       (.01)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    1.00    $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                         2.26%        4.54%        3.55%        1.44%        0.17%        0.54%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 537,984    $ 440,693    $ 445,571    $ 417,176    $ 385,393    $ 465,843
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 489,355    $ 432,909    $ 403,664    $ 399,517    $ 405,288    $ 451,634
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  4.43%        4.45%        3.48%        1.46%        0.17%        0.53%
Total expenses                                         0.94%        1.03%        1.10%        1.13%        1.22%        1.16%
Expenses after payments, waivers
and/or reimbursements and reduction to
custodian expenses                                     0.88%        0.97%        0.99%        1.01%        0.99%        1.00%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         20 | OPPENHEIMER CASH RESERVES

                                                 SIX MONTHS
                                                      ENDED
                                           JANUARY 31, 2008                                             YEAR ENDED JULY 31,
CLASS B                                         (UNAUDITED)         2007         2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    1.00    $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                   .02 1        .04 1        .03 1        .01 1         -- 2         -- 2
Net realized gain (loss)                                 --           -- 2         --           --           -- 2         -- 2
                                                  ----------------------------------------------------------------------------
Total from investment operations                        .02          .04          .03          .01           -- 2         -- 2
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.02)        (.04)        (.03)        (.01)          -- 2         -- 2
Distributions from net realized gain                     --           -- 2         --           --           --           -- 2
                                                  ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.02)        (.04)        (.03)        (.01)          -- 2         -- 2
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    1.00    $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                         2.12%        4.29%        3.29%        1.20%        0.11%        0.27%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 148,815    $ 105,041    $ 149,571    $ 146,132    $ 219,061    $ 316,750
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 117,585    $ 112,029    $ 130,319    $ 175,995    $ 247,836    $ 385,078
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  4.16%        4.20%        3.21%        1.14%        0.10%       0.27%
Total expenses                                         1.45%        1.52%        1.55%        1.56%        1.34%       1.37%
Expenses after payments, waivers
and/or reimbursements and reduction to
custodian expenses                                     1.14%        1.21%        1.23%        1.24%        1.04%       1.27%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         21 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                 SIX MONTHS
                                                      ENDED
                                           JANUARY 31, 2008                                             YEAR ENDED JULY 31,
CLASS C                                         (UNAUDITED)         2007         2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    1.00    $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                   .02 1        .04 1        .03 1        .01 1         -- 2         -- 2
Net realized gain (loss)                                 --           -- 2         --           --           -- 2         -- 2
                                                  ----------------------------------------------------------------------------
Total from investment operations                        .02          .04          .03          .01           -- 2         -- 2
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.02)        (.04)        (.03)        (.01)          -- 2         -- 2
Distributions from net realized gain                     --           -- 2         --           --           --           -- 2
                                                  ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.02)        (.04)        (.03)        (.01)          -- 2         -- 2
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    1.00    $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                         2.11%        4.22%        3.24%        1.16%        0.10%        0.25%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 301,788    $ 194,558    $ 169,106    $ 118,410    $ 109,083    $ 106,650
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 233,907    $ 151,581    $ 126,260    $ 107,761    $  97,058    $ 113,569
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  4.14%        4.14%        3.23%        1.20%        0.10%        0.24%
Total expenses                                         1.46%        1.59%        1.67%        1.65%        1.39%        1.41%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                     1.16%        1.27%        1.28%        1.29%        1.05%        1.28%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         22 | OPPENHEIMER CASH RESERVES

                                                 SIX MONTHS
                                                      ENDED
                                           JANUARY 31, 2008                                             YEAR ENDED JULY 31,
CLASS N                                         (UNAUDITED)         2007         2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    1.00    $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                   .02 1        .04 1        .03 1        .01 1         -- 2         -- 2
Net realized gain (loss)                                 --           -- 2         --           --           -- 2         -- 2
                                                  ----------------------------------------------------------------------------
Total from investment operations                        .02          .04          .03          .01           -- 2         -- 2
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.02)        (.04)        (.03)        (.01)          -- 2         -- 2
Distributions from net realized gain                     --           -- 2         --           --           --           -- 2
                                                  ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.02)        (.04)        (.03)        (.01)          -- 2         -- 2
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    1.00    $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                         2.10%        4.28%        3.26%        1.15%        0.10%        0.43%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 261,896    $ 253,631    $ 234,809    $ 220,744    $  57,309    $  52,350
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 243,675    $ 234,641    $ 221,369    $ 143,516    $  55,961    $  49,145
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  4.12%        4.19%        3.20%        1.47%        0.10%        0.41%
Total expenses                                         1.24%        1.27%        1.35%        1.40%        1.39%        1.24%
Expenses after payments, waivers
and/or reimbursements and reduction to
custodian expenses                                     1.18%        1.21%        1.26%        1.28%        1.06%        1.11%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         23 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Cash Reserves (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends


                         24 | OPPENHEIMER CASH RESERVES
and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of January 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $328 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the fiscal year ended July 31, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

As of July 31, 2007, the Fund had available for federal income tax purposes unused capital loss carryforward as follows:

                             EXPIRING
                             ----------------------
                             2015             $328

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the


                         25 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          SIX MONTHS ENDED JANUARY 31, 2008          YEAR ENDED JULY 31, 2007
                                  SHARES             AMOUNT          SHARES            AMOUNT
----------------------------------------------------------------------------------------------
CLASS A
Sold                         363,938,668    $   363,938,668     412,807,416    $  412,807,416
Dividends and/or
distributions
reinvested                    10,171,775         10,171,775      18,171,756        18,171,753
Redeemed                    (276,819,332)      (276,819,332)   (435,852,422)     (435,852,279)
                          --------------------------------------------------------------------
Net increase (decrease)       97,291,111    $    97,291,111      (4,873,250)   $   (4,873,110)
                          ====================================================================

----------------------------------------------------------------------------------------------

CLASS B
Sold                         115,113,246    $   115,113,246      98,358,414    $   98,358,414
Dividends and/or
distributions
reinvested                     2,226,266          2,226,266       4,303,886         4,303,886
Redeemed                     (73,566,248)       (73,566,248)   (147,190,704)     (147,190,721)
                          --------------------------------------------------------------------
Net increase (decrease)       43,773,264    $    43,773,264     (44,528,404)   $  (44,528,421)
                          ====================================================================


                         26 | OPPENHEIMER CASH RESERVES

                          SIX MONTHS ENDED JANUARY 31, 2008         YEAR ENDED JULY 31, 2007
                                   SHARES            AMOUNT          SHARES           AMOUNT
---------------------------------------------------------------------------------------------
CLASS C
Sold                          263,153,794    $  263,153,794     200,059,729    $ 200,059,729
Dividends and/or
distributions reinvested        4,383,258         4,383,258       5,899,619        5,899,619
Redeemed                     (160,307,189)     (160,307,174)   (180,505,829)    (180,505,829)
                            -----------------------------------------------------------------
Net increase                  107,229,863    $  107,229,878      25,453,519    $  25,453,519
                            =================================================================

---------------------------------------------------------------------------------------------
CLASS N
Sold                           99,488,027    $   99,488,027     160,915,111    $ 160,915,111
Dividends and/or
distributions reinvested        5,013,512         5,013,512       9,704,113        9,704,118
Redeemed                      (96,235,936)      (96,235,936)   (151,795,658)    (151,795,663)
                            -----------------------------------------------------------------
Net increase                    8,265,603    $    8,265,603      18,823,566    $  18,823,566
                            =================================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                        FEE SCHEDULE
                        -------------------------------
                        Up to $250 million       0.500%
                        Next $250 million        0.475
                        Next $250 million        0.450
                        Next $250 million        0.425
                        Over $1 billion          0.400

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2008, the Fund paid $1,417,884 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.20% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


                         27 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B shares and Class C shares and for Class N shares, the Fund pays the Distributor an annual service fees of 0.25% and an annual asset-based sales charge of 0.25%. The Distributor is entitled to receive a service fee of 0.25% per year under each plan, but the Board of Trustees has not authorized the Fund to pay the service fees on Class B and Class C shares at this time. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees including its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class N shares were $7,708,024. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Contingent deferred sales charges ("CDSC") do not represent an expense of the Fund. They are deducted from the proceeds of redemptions of Fund shares prior to remittance. The CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                         CLASS A         CLASS B         CLASS C         CLASS N
                      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS           RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
January 31, 2008         $81,529         $37,319          $5,300          $1,858

--------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective December 6, 2002, the Manager has agreed to limit the Fund's management fee to 0.40% of the Fund's average net assets for each class of shares. As a result of this limitation the Fund was reimbursed $314,881 for the six months ended January 31, 2008. This expense limitation can be amended or terminated at any time without advance notice.

      Effective January 1, 2003, the Distributor voluntarily agreed to reduce Class B and Class C Distribution and/or Service (12b-1) Fees it is entitled to receive by 0.25% of the average annual net assets for each respective class of shares. During the six months ended January 31, 2008, the Distributor waived $147,803 and $293,842 for Class B and Class C shares, respectively. This undertaking may be amended or withdrawn at any time.

      Prior to April 28, 2003, OFS had voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. Effective April 28, 2003, transfer agent fees for all classes are limited to the lesser of 0.35% of


                         28 | OPPENHEIMER CASH RESERVES
average daily net assets or to an amount necessary to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of January 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                         29 | OPPENHEIMER CASH RESERVES

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                         30 | OPPENHEIMER CASH RESERVES

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Carol E. Wolf and Barry D. Weiss and the Manager's Money Market investment team and analysts. Ms. Wolf has been the portfolio manager of the Fund since July 1998 and Mr. Weiss has been the portfolio manager of the Fund since July 2001. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load money market funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year, three-year, five-year and ten-year performance was below its peer group median. The Board considered the Manager's assertion that the difference between the best performer and the worst performer in every time period is extremely limited (about 1.6%) and that, on a gross performance basis, the Trust compares favorably to its peers.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised


                         31 | OPPENHEIMER CASH RESERVES

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other money market funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily limit the Fund's management fees to 0.40% of the Fund's average annual net assets. This expense limitation may be withdrawn or amended at any time. The Board noted that the Fund's contractual and actual management fees are higher than its peer group median. The Board also noted that the Fund's total expenses are higher than its peer group median, and considered the Manager's assertion that this is primarily because the Fund has higher transfer agent expenses. The higher transfer agent expenses result from the Fund having a higher number of small accounts that its peers.

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund's assets grow.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                         32 | OPPENHEIMER CASH RESERVES

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                          33 | OPPENHEIMER CASH RESERVES



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a) (1) Not applicable to semiannual reports.

    (2) Exhibits attached hereto.

    (3) Not applicable.

(b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Cash Reserves

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    03/11/2008